UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

ARGA Emerging Markets Value Fund

Institutional Class Shares - ARMIX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$48	0.80%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,108,210,340	81	$6,398,878	54%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	0.3%
Mexico	0.4%
Macao	1.0%
Hungary	1.1%
Turkey	1.2%
South Africa	2.1%
Indonesia	2.6%
Thailand	2.7%
India	8.1%
South Korea	10.7%
Taiwan	12.8%
Brazil	16.6%
China	35.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.0%
China Jushi, Cl A	3.0%
Inner Mongolia Yili Industrial Group, Cl A	2.9%
Haier Smart Home, Cl A	2.9%
Banco do Brasil	2.8%
Taiwan Semiconductor Manufacturing	2.7%
Yageo	2.6%
Samsung Electronics	2.4%
State Bank of India	2.4%
HDFC Bank	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-emerging-markets-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ARMIX-SAR-2026

The Advisors' Inner Circle Fund III

ARGA International Value Fund

Institutional Class Shares - ARVIX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$42	0.75%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$177,049,805	75	$443,169	65%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	20.1%
Ireland	3.0%
Hong Kong	3.2%
Denmark	3.4%
Italy	4.1%
South Korea	4.4%
Brazil	4.8%
Switzerland	5.6%
United Kingdom	7.2%
Japan	10.0%
France	10.9%
China	10.9%
Germany	11.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Prosus	5.0%
Kering	4.6%
Nidec	4.6%
Bayer	4.0%
Novo Nordisk, Cl B	3.4%
Rheinmetall	3.1%
GSK	3.1%
AerCap Holdings	3.1%
Sika	2.2%
AXA	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-international-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ARVIX-SAR-2026

The Advisors' Inner Circle Fund III

ARGA Value Fund

Institutional Class Shares - ARUIX

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$36	0.65%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,335,508	48	$-	60%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Communication Services	1.0%
Consumer Staples	3.4%
Industrials	5.0%
Energy	7.5%
Information Technology	12.3%
Consumer Discretionary	12.3%
Materials	15.0%
Financials	20.3%
Health Care	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Elevance Health	4.6%
BioMarin Pharmaceutical	4.4%
Mohawk Industries	3.9%
T Rowe Price Group	3.7%
Salesforce	3.5%
Humana	3.2%
Berkshire Hathaway, Cl B	3.1%
NXP Semiconductors	3.1%
Patterson-UTI Energy	3.0%
Skyworks Solutions	3.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

ARUIX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

ARGA FUNDS
Emerging Markets Value Fund
International Value Fund
Value Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

Investment Adviser:
ARGA Investment Management, LP

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2026
(UNAUDITED)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	27
Notes to Financial Statements	30
Other Information (Form N-CSRS Items 8-11)	44

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 93.6%

	Shares	Value
BRAZIL — 14.9%
CONSUMER DISCRETIONARY — 0.4%
Lojas Renner	3,097,440	$8,868,172

ENERGY — 3.2%
Petroleo Brasileiro - Petrobras ADR	1,952,697	31,555,583
PRIO *	3,636,495	36,806,630
		68,362,213
FINANCIALS — 8.2%
B3 - Brasil Bolsa Balcao	14,648,700	41,202,395
Banco Bradesco ADR	6,487,189	22,510,546
Banco Bradesco	1,368,943	4,173,946
Banco do Brasil	15,465,200	59,766,139
XP, Cl A	2,768,067	45,008,770
		172,661,796
INDUSTRIALS — 0.9%
Localiza Rent a Car	2,335,700	18,840,158

MATERIALS — 1.5%
Vale	2,027,100	30,601,070

UTILITIES — 0.7%
Cia Paranaense de Energia - Copel	5,152,900	15,022,595
		314,356,004
CHINA — 35.7%
COMMUNICATION SERVICES — 5.9%
Baidu ADR *	165,020	18,860,136
Tencent Holdings	1,536,492	84,787,560
Tencent Music Entertainment Group ADR	2,436,827	20,347,505
		123,995,201
CONSUMER DISCRETIONARY — 7.7%
Alibaba Group Holding	3,381,800	40,542,548
Alibaba Group Holding ADR	105,654	10,140,671
Haier Smart Home, Cl A	19,970,791	60,229,509
Li Ning	8,881,500	16,743,107
Trip.com Group ADR *	889,553	35,439,791
		163,095,626
CONSUMER STAPLES — 5.7%
Budweiser Brewing APAC	19,459,300	15,185,144
Inner Mongolia Yili Industrial Group, Cl A	17,486,617	61,726,967
Kweichow Moutai, Cl A	240,400	42,034,744
		118,946,855
FINANCIALS — 4.5%
Bank of China, Cl A	12,378,400	10,433,240

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
FINANCIALS (continued)
Bank of China, Cl H	16,143,000	$10,294,765
Industrial & Commercial Bank of China, Cl H	26,546,000	21,807,162
PICC Property & Casualty, Cl H	11,304,000	20,743,075
Ping An Insurance Group of China, Cl H	4,760,000	31,124,605
		94,402,847
INDUSTRIALS — 2.2%
Beijing New Building Materials, Cl A	6,318,129	16,877,304
Zoomlion Heavy Industry Science and Technology, Cl A	28,426,400	29,289,272
		46,166,576
INFORMATION TECHNOLOGY — 0.9%
AAC Technologies Holdings	3,620,500	19,840,318

MATERIALS — 5.3%
Beijing Oriental Yuhong Waterproof Technology, Cl A	8,139,412	14,291,071
China Jushi, Cl A	5,827,334	63,070,583
YongXing Special Materials Technology, Cl A	1,861,200	15,599,627
Yunnan Aluminium, Cl A	5,658,200	18,601,145
		111,562,426
REAL ESTATE — 2.9%
China Overseas Land & Investment	20,316,969	31,357,053
China Resources Land	7,906,000	30,373,317
		61,730,370
UTILITIES — 0.6%
China Resources Power Holdings	6,096,000	13,176,331
		752,916,550
HONG KONG — 0.3%
CONSUMER DISCRETIONARY — 0.3%
Melco Resorts & Entertainment ADR *	1,266,459	6,674,239

HUNGARY — 1.1%
FINANCIALS — 1.1%
OTP Bank Nyrt	154,135	22,766,669

INDIA — 8.1%
ENERGY — 0.3%
Indian Oil	4,890,282	7,220,960

FINANCIALS — 6.9%
Bank of Baroda	3,139,811	9,047,907
HDFC Bank	5,617,472	47,408,413
IndusInd Bank	2,512,275	24,568,891

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
INDIA (continued)
FINANCIALS (continued)
Power Finance	2,026,910	$9,101,394
REC	1,085,094	4,177,184
State Bank of India	4,700,950	51,071,887
		145,375,676
MATERIALS — 0.9%
Hindalco Industries	1,760,542	17,881,732
		170,478,368
INDONESIA — 2.6%
FINANCIALS — 2.5%
Bank Mandiri Persero	113,918,300	24,570,700
Bank Rakyat Indonesia Persero	191,537,796	29,327,084
		53,897,784
MATERIALS — 0.1%
Aneka Tambang Persero TBK	11,832,549	1,731,558
		55,629,342
MACAO — 1.0%
CONSUMER DISCRETIONARY — 1.0%
Galaxy Entertainment Group	4,715,000	17,749,806
Sands China	1,972,335	3,290,870
		21,040,676
MEXICO — 0.4%
COMMUNICATION SERVICES — 0.4%
America Movil	5,607,461	7,288,497

RUSSIA — 0.0%
MATERIALS — 0.0%
Alrosa PJSC *(A)	506,080	–

SOUTH AFRICA — 2.1%
CONSUMER DISCRETIONARY — 1.4%
Naspers, Cl N	594,396	29,846,884

FINANCIALS — 0.7%
Absa Group	1,027,057	14,309,486
		44,156,370
SOUTH KOREA — 10.7%
COMMUNICATION SERVICES — 0.8%
SK Telecom	296,357	16,890,839

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
SOUTH KOREA (continued)
CONSUMER DISCRETIONARY — 2.8%
Hankook Tire & Technology	477,580	$19,265,332
Hyundai Mobis	119,520	39,361,817
		58,627,149
FINANCIALS — 1.5%
Hana Financial Group	213,862	15,974,208
KB Financial Group	152,996	15,830,082
		31,804,290
INFORMATION TECHNOLOGY — 4.3%
Samsung Electro-Mechanics	18,567	26,889,466
Samsung Electronics	231,156	51,292,879
Samsung SDI *	35,510	11,318,126
		89,500,471
MATERIALS — 0.4%
LG Chemical	51,010	9,350,630

UTILITIES — 0.9%
Korea Electric Power	793,049	19,108,705
		225,282,084
TAIWAN — 12.8%
FINANCIALS — 0.3%
Chailease Holding	1,954,569	7,228,771

INFORMATION TECHNOLOGY — 12.5%
Hon Hai Precision Industry	4,266,000	34,041,364
Largan Precision	103,000	13,952,912
Lite-On Technology	2,736,000	19,363,396
Realtek Semiconductor	1,027,000	26,213,670
Taiwan Semiconductor Manufacturing ADR	90,919	43,420,187
Taiwan Semiconductor Manufacturing	723,000	57,037,673
Unimicron Technology	643	22,150
Wistron	3,044,000	15,355,180
Yageo	1,483,743	54,125,575
		263,532,107
		270,760,878
THAILAND — 2.7%
FINANCIALS — 2.7%
Kasikornbank	4,542,200	29,870,283
SCB X	6,017,500	26,881,079
		56,751,362

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
TURKEY — 1.2%
INDUSTRIALS — 1.2%
KOC Holding	6,018,647	$25,057,615

TOTAL COMMON STOCK
(Cost $1,630,706,403)		1,973,158,654

PREFERRED STOCK†† — 1.7%

BRAZIL — 1.7%
FINANCIALS — 1.7%
Itau Unibanco Holding (B)	4,358,500	35,696,759

INDUSTRIALS — 0.0%
Localiza Rent a Car (B)	89,925	699,395
		36,396,154
TOTAL PREFERRED STOCK
(Cost $35,431,180)		36,396,154

TOTAL INVESTMENTS— 95.3%
(Cost $1,666,137,583)		$2,009,554,808

Percentages are based on Net Assets of $2,108,210,340.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$314,356,004	$—	$—		$314,356,004
China	84,788,103	668,128,447	—		752,916,550
Hong Kong	6,674,239	—	—		6,674,239
Hungary	—	22,766,669	—		22,766,669
India	—	170,478,368	—		170,478,368
Indonesia	—	55,629,342	—		55,629,342
Macao	—	21,040,676	—		21,040,676
Mexico	7,288,497	—	—		7,288,497
Russia	—	—	—	^	—
South Africa	—	44,156,370	—		44,156,370
South Korea	—	225,282,084	—		225,282,084
Taiwan	43,420,187	227,340,691	—		270,760,878
Thailand	—	56,751,362	—		56,751,362
Turkey	—	25,057,615	—		25,057,615
Total Common Stock	456,527,030	1,516,631,624	—	^	1,973,158,654
Preferred Stock
Brazil	35,696,759	699,395	—		36,396,154
Total Investments in Securities	$492,223,789	$1,517,331,019	$—	^	$2,009,554,808

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 98.6%

	Shares	Value
AUSTRALIA — 2.4%
FINANCIALS — 1.9%
QBE Insurance Group	199,296	$3,466,773

MATERIALS — 0.5%
Anglogold Ashanti	10,063	813,996

		4,280,769

BRAZIL — 4.8%
CONSUMER DISCRETIONARY — 1.2%
Lojas Renner	725,250	2,076,438

CONSUMER STAPLES — 0.7%
Ambev	384,758	1,213,385

FINANCIALS — 2.9%
Banco Bradesco ADR	432,386	1,500,379
Banco do Brasil	198,600	767,501
Itau Unibanco Holding ADR	197,076	1,610,111
XP, Cl A	76,822	1,249,126
		5,127,117
		8,416,940

CANADA — 2.6%
CONSUMER DISCRETIONARY — 2.0%
Magna International	54,016	3,551,935

MATERIALS — 0.6%
Agnico Eagle Mines	7,021	1,089,342
		1,089,342
		4,641,277

CHINA — 10.9%
CONSUMER DISCRETIONARY — 6.2%
Li Ning	1,112,000	2,096,305
Prosus	203,211	8,830,220
		10,926,525

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
CONSUMER STAPLES — 0.6%
Kweichow Moutai, Cl A	6,300	$1,101,576

FINANCIALS — 1.0%
Ping An Insurance Group of China, Cl H	256,127	1,674,759

MATERIALS — 1.2%
YongXing Special Materials Technology, Cl A	249,200	2,088,667

REAL ESTATE — 1.0%
China Overseas Land & Investment	1,187,304	1,832,476

UTILITIES — 0.9%
China Resources Power Holdings	770,000	1,664,333

		19,288,336

DENMARK — 3.4%
HEALTH CARE — 3.4%
Novo Nordisk, Cl B	125,855	6,044,433

FINLAND — 1.7%
INFORMATION TECHNOLOGY — 1.7%
Nokia	232,062	3,094,821

FRANCE — 10.9%
CONSUMER DISCRETIONARY — 6.5%
Cie Generale des Etablissements Michelin SCA	85,010	3,283,950
Kering	28,675	8,111,177
		11,395,127
CONSUMER STAPLES — 1.3%
Pernod Ricard	32,315	2,348,898

FINANCIALS — 3.1%
AXA	76,916	3,854,204

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
FRANCE (continued)
FINANCIALS (continued)
Societe Generale	18,820	$1,665,756
		5,519,960
		19,263,985

GERMANY — 11.0%
CONSUMER DISCRETIONARY — 1.4%
Bayerische Motoren Werke	6,836	448,773
Continental	14,206	1,175,473
Mercedes-Benz Group	18,137	912,264
		2,536,510
HEALTH CARE — 5.1%
Bayer	126,532	6,998,233
Merck KGaA	11,919	1,998,150
		8,996,383
INDUSTRIALS — 3.1%
Rheinmetall	4,840	5,506,846

INFORMATION TECHNOLOGY — 0.6%
Infineon Technologies	11,048	1,040,739

MATERIALS — 0.8%
BASF	27,400	1,464,610

		19,545,088

HONG KONG — 3.2%
FINANCIALS — 1.5%
Prudential	198,916	2,642,012

REAL ESTATE — 1.7%
CK Asset Holdings	245,000	1,384,115
Sun Hung Kai Properties	114,500	1,648,036
		3,032,151
		5,674,163

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
INDONESIA — 1.4%
FINANCIALS — 1.4%
Bank Central Asia	3,177,400	$990,096
Bank Rakyat Indonesia Persero	9,981,300	1,528,275

		2,518,371

IRELAND — 3.0%
INDUSTRIALS — 3.0%
AerCap Holdings	37,064	5,403,190

ITALY — 4.1%
ENERGY — 2.1%
Saipem	740,266	3,721,670

FINANCIALS — 2.0%
Banca Monte dei Paschi di Siena	146,050	1,815,019
Intesa Sanpaolo	255,112	1,753,452
		3,568,471
		7,290,141

JAPAN — 10.0%
COMMUNICATION SERVICES — 0.5%
Dentsu Group *	42,900	820,813

CONSUMER DISCRETIONARY — 1.0%
Sumitomo Forestry	217,500	1,815,789

FINANCIALS — 1.4%
Sumitomo Mitsui Trust Group	66,500	2,483,108

HEALTH CARE — 0.9%
Olympus	158,100	1,655,495

INDUSTRIALS — 4.6%
Nidec *	492,400	8,093,445

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
JAPAN (continued)
REAL ESTATE — 0.7%
Daito Trust Construction	58,900	$1,125,182

UTILITIES — 0.9%
Kansai Electric Power	116,200	1,642,121

		17,635,953

LUXEMBOURG — 0.9%
MATERIALS — 0.9%
ArcelorMittal	25,913	1,562,368

MACAO — 1.3%
CONSUMER DISCRETIONARY — 1.3%
Sands China	1,380,800	2,303,885

NETHERLANDS — 1.8%
FINANCIALS — 1.8%
ABN AMRO Bank	76,666	3,260,735

NORWAY — 1.6%
ENERGY — 1.6%
Equinor	92,805	2,926,455

SINGAPORE — 0.5%
INFORMATION TECHNOLOGY — 0.5%
STMicroelectronics	11,569	855,768

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
SOUTH AFRICA — 0.1%
MATERIALS — 0.1%
Valterra Platinum	3,895	$261,771

SOUTH KOREA — 4.4%
FINANCIALS — 1.4%
Shinhan Financial Group	37,750	2,366,912

MATERIALS — 1.6%
LG Chemical	15,400	2,822,970

UTILITIES — 1.4%
Korea Electric Power	105,228	2,535,494

		7,725,376

SPAIN — 1.7%
FINANCIALS — 1.7%
Banco Bilbao Vizcaya Argentaria	56,361	1,418,985
Banco Santander	109,891	1,525,266

		2,944,251

SWEDEN — 1.2%
FINANCIALS — 1.0%
Swedbank, Cl A	49,262	1,840,224

MATERIALS — 0.2%
Boliden	4,465	252,289

		2,092,513

SWITZERLAND — 5.6%
CONSUMER STAPLES — 1.7%
Nestle	29,090	2,983,620

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
SWITZERLAND (continued)
FINANCIALS — 1.7%
Julius Baer Group	35,267	$3,047,067

MATERIALS — 2.2%
Sika	19,103	3,939,345

		9,970,032

TAIWAN — 1.0%
INFORMATION TECHNOLOGY — 1.0%
Hon Hai Precision Industry	212,000	1,691,695

UNITED KINGDOM — 7.2%
CONSUMER DISCRETIONARY — 0.6%
Whitbread	32,812	1,038,839

CONSUMER STAPLES — 0.7%
Diageo	61,805	1,244,762

FINANCIALS — 2.8%
Barclays	115,941	776,923
HSBC Holdings	123,815	2,341,260
Standard Chartered	66,023	1,785,437
		4,903,620
HEALTH CARE — 3.1%
GSK	209,246	5,493,329

		12,680,550

UNITED STATES — 1.9%
CONSUMER DISCRETIONARY — 1.5%
Las Vegas Sands	56,009	2,587,056

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
UNITED STATES (continued)
MATERIALS — 0.4%
James Hardie Industries *	26,585	$702,886

		3,289,942

TOTAL COMMON STOCK
(Cost $161,626,533)		174,662,808

PREFERRED STOCK†† — 0.7%

GERMANY — 0.7%
CONSUMER DISCRETIONARY — 0.7%
Dr Ing hc F Porsche (A)	24,110	1,203,659

TOTAL PREFERRED STOCK
(Cost $1,170,794)		1,203,659

TOTAL INVESTMENTS— 99.3%
(Cost $162,797,327)		$175,866,467

Percentages are based on Net Assets of $177,049,805.

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND JUNE 30, 2026 (UNAUDITED)

The following is a summary of the inputs used as of June 30, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$813,996	$3,466,773	$—	$4,280,769
Brazil	8,416,940	—	—	8,416,940
Canada	4,641,277	—	—	4,641,277
China	—	19,288,336	—	19,288,336
Denmark	—	6,044,433	—	6,044,433
Finland	—	3,094,821	—	3,094,821
France	—	19,263,985	—	19,263,985
Germany	—	19,545,088	—	19,545,088
Hong Kong	—	5,674,163	—	5,674,163
Indonesia	—	2,518,371	—	2,518,371
Ireland	5,403,190	—	—	5,403,190
Italy	—	7,290,141	—	7,290,141
Japan	—	17,635,953	—	17,635,953
Luxembourg	—	1,562,368	—	1,562,368
Macao	—	2,303,885	—	2,303,885
Netherlands	—	3,260,735	—	3,260,735
Norway	—	2,926,455	—	2,926,455
Singapore	—	855,768	—	855,768
South Africa	—	261,771	—	261,771
South Korea	—	7,725,376	—	7,725,376
Spain	—	2,944,251	—	2,944,251
Sweden	—	2,092,513	—	2,092,513
Switzerland	—	9,970,032	—	9,970,032
Taiwan	—	1,691,695	—	1,691,695
United Kingdom	—	12,680,550	—	12,680,550
United States	2,587,056	702,886	—	3,289,942
Total Common Stock	21,862,459	152,800,349	—	174,662,808
Preferred Stock
Germany	—	1,203,659	—	1,203,659
Total Investments in Securities	$21,862,459	$154,004,008	$—	$175,866,467

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND JUNE 30, 2026 (UNAUDITED)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.1%

	Shares	Value
COMMUNICATION SERVICES — 1.0%
Walt Disney	777	$74,786

CONSUMER DISCRETIONARY — 12.3%
Bath & Body Works	1,397	32,313
Las Vegas Sands	4,363	201,527
LCI Industries	1,612	170,678
Lear	1,567	210,072
Mohawk Industries *	2,375	288,159

		902,749

CONSUMER STAPLES — 3.4%
Dollar General	743	85,527
Target	1,233	161,042

		246,569

ENERGY — 7.5%
EOG Resources	616	79,913
Halliburton	3,003	101,952
Occidental Petroleum	3,033	147,313
Patterson-UTI Energy	23,900	219,402

		548,580

FINANCIALS — 20.3%
Arch Capital Group *	1,448	140,543
Bank of America	1,157	65,926
Berkshire Hathaway, Cl B *	455	227,677
Citigroup	573	80,197
Global Payments	1,951	141,565
RenaissanceRe Holdings	248	78,591
SLM	4,669	121,114
T Rowe Price Group	2,402	273,083
Unum Group	2,420	216,348
Wells Fargo	1,728	142,802

		1,487,846

HEALTH CARE — 22.3%
Baxter International	3,336	71,124
BioMarin Pharmaceutical *	5,656	323,636
Bristol-Myers Squibb	2,652	152,808
Centene *	2,636	169,205

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
HEALTH CARE (continued)
Cigna Group	497	$137,013
Elevance Health	864	334,135
HCA Healthcare	165	64,332
Humana	596	236,743
Merck	1,167	149,959

		1,638,955

INDUSTRIALS — 5.0%
Builders FirstSource *	1,306	116,861
Owens Corning	1,073	170,564
WESCO International	240	82,903

		370,328

INFORMATION TECHNOLOGY — 12.3%
Arrow Electronics *	948	202,313
NXP Semiconductors	805	226,229
Salesforce	1,617	253,319
Skyworks Solutions	3,212	217,774

		899,635

MATERIALS — 15.0%
Alcoa	2,048	106,783
Dow	1,233	33,735
FMC	4,705	54,108
Hecla Mining	9,123	140,768
International Flavors & Fragrances	1,887	149,488
LyondellBasell Industries, Cl A	2,291	120,621
Newmont	1,396	130,386
Silgan Holdings	2,119	98,301
Smurfit Westrock	3,855	178,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
MATERIALS (continued)
Sonoco Products	1,581	$89,089

		1,101,611
TOTAL COMMON STOCK
(Cost $6,368,575)		7,271,059

TOTAL INVESTMENTS— 99.1%
(Cost $6,368,575)		$7,271,059

Percentages are based on Net Assets of $7,335,508.

*	Non-income producing security.

Cl — Class

As of June 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $1,666,137,583 and $162,797,327)	$2,009,554,808	$175,866,467
Foreign Currency, at Value (Cost (proceeds) $78,629,305 and $94,136)	78,499,055	94,056
Cash	40,615,941	678,875
Receivable for Investment Securities Sold	9,149,308	–
Dividend and Interest Receivable	7,477,501	281,572
Receivable for Capital Shares Sold	2,312,780	337,101
Reclaim Receivable	365,137	431,551
Unrealized Gain on Foreign Spot Currency Contracts	–	216
Other Prepaid Expenses	43,499	49,337
Total Assets	2,148,018,029	177,739,175
Liabilities:
Payable for Investment Securities Purchased	35,911,245	52,566
Payable for Foreign Capital Gains Tax	1,821,821	–
Payable to Investment Adviser	1,229,085	87,373
Payable for Capital Shares Redeemed	567,098	513,475
Payable to Administrator	109,885	9,227
Unrealized Loss on Foreign Spot Currency Contracts	21,060	–
Audit Fees Payable	15,159	15,159
Legal Fees Payable	12,863	1,048
Transfer Agent Fees Payable	7,101	3,756
Chief Compliance Officer Fees Payable	4,090	345
Other Accrued Expenses and Other Payables	108,282	6,421
Total Liabilities	39,807,689	689,370
Commitments and Contingencies†
Net Assets	$2,108,210,340	$177,049,805
Net Assets Consist of:
Paid-in Capital	$1,032,432,748	$118,349,050
Total Distributable Earnings	1,075,777,592	58,700,755
Net Assets	$2,108,210,340	$177,049,805
Institutional Class Shares:
Net Assets	$2,108,210,340	$177,049,805
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	104,344,832	10,774,083
Net Asset Value, Offering and Redemption Price Per Share	$20.20	$16.43

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ARGA Value Fund
Assets:
Investments, at Value (Cost $6,368,575)	$7,271,059
Cash	66,180
Reimbursement/Receivable due from Investment Adviser	10,648
Dividend and Interest Receivable	5,460
Other Prepaid Expenses	14,145
Total Assets	7,367,492
Liabilities:
Audit Fees Payable	14,355
Payable to Administrator	8,219
Transfer Agent Fees Payable	3,368
Legal Fees Payable	50
Chief Compliance Officer Fees Payable	16
Other Accrued Expenses and Other Payables	5,976
Total Liabilities	31,984
Commitments and Contingencies†
Net Assets	$7,335,508
Net Assets Consist of:
Paid-in Capital	$5,279,072
Total Distributable Earnings	2,056,436
Net Assets	$7,335,508
Institutional Class Shares:
Net Assets	$7,335,508
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	500,486
Net Asset Value, Offering and Redemption Price Per Share	$14.66

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2026 (UNAUDITED)

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$30,309,614	$2,786,609
Interest	1,280,832	42,424
Less: Foreign Taxes Withheld	(3,085,562)	(328,334)
Total Investment Income	28,504,884	2,500,699
Expenses:
Investment Advisory Fees	6,398,878	452,388
Administration Fees	575,861	51,321
Trustees' Fees	24,213	2,013
Chief Compliance Officer Fees	7,619	646
Custodian Fees	148,328	15,238
Registration and Filing Fees	50,658	16,023
Legal Fees	31,249	2,635
Printing Fees	30,183	2,580
Transfer Agent Fees	27,175	11,579
Audit Fees	15,159	15,159
Pricing Fees	2,047	2,146
Other Expenses	29,956	2,979
Total Expenses	7,341,326	574,707
Less:
Waiver of Investment Advisory Fees	–	(9,219)
Net Expenses	7,341,326	565,488
Net Investment Income	21,163,558	1,935,211
Net Realized Gain (Loss) on:
Investments	710,353,158	42,493,271
Foreign Currency Transactions	(7,154,899)	(268,233)
Net Realized Gain	703,198,259	42,225,038
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(50,915,920)	(7,888,544)
Foreign Capital Gains Tax	299,431	–
Foreign Currency Translation	(152,604)	(9,688)
Net Change in Unrealized Appreciation (Depreciation)	(50,769,093)	(7,898,232)
Net Realized and Unrealized Gain	652,429,166	34,326,806
Net Increase in Net Assets Resulting from Operations	$673,592,724	$36,262,017

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS FOR THE SIX MONTHS ENDED JUNE 30, 2026 (UNAUDITED)

STATEMENT OF OPERATIONS

ARGA Value Fund
Investment Income:
Dividends	$67,132
Interest	2,148
Less: Foreign Taxes Withheld	(245)
Total Investment Income	69,035
Expenses:
Administration Fees	49,589
Investment Advisory Fees	16,871
Trustees' Fees	92
Chief Compliance Officer Fees	28
Audit Fees	14,355
Registration and Filing Fees	12,872
Transfer Agent Fees	10,272
Pricing Fees	802
Custodian Fees	661
Printing Fees	186
Legal Fees	117
Other Expenses	882
Total Expenses	106,727
Less:
Waiver of Investment Advisory Fees	(16,871)
Waiver - Reimbursement from Adviser	(67,923)
Net Expenses	21,933
Net Investment Income	47,102
Net Realized Gain on:
Investments	1,023,701
Net Realized Gain	1,023,701
Net Change in Unrealized Appreciation on:
Investments	336,501
Net Change in Unrealized Appreciation (Depreciation)	336,501
Net Realized and Unrealized Gain	1,360,202
Net Increase in Net Assets Resulting from Operations	$1,407,304

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$21,163,558	$34,972,147
Net Realized Gain (Loss)	703,198,259	94,659,486
Net Change in Unrealized Appreciation (Depreciation)	(50,769,093)	330,656,469
Net Increase in Net Assets Resulting From Operations	673,592,724	460,288,102
Distributions:
Institutional Class Shares	–	(100,653,881)
Total Distributions	–	(100,653,881)
Capital Share Transactions:
Institutional Class Shares
Issued	188,698,979	510,234,291
Reinvestment of Distributions	–	93,678,331
Redeemed	(301,833,802)	(278,239,206)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(113,134,823)	325,673,416
Total Increase in Net Assets	560,457,901	685,307,637
Net Assets:
Beginning of Year/Six Month Period	1,547,752,439	862,444,802
End of Year/Six Month Period	$2,108,210,340	$1,547,752,439
Shares Transactions:
Institutional Class Shares
Issued	11,355,074	41,684,622
Reinvestment of Distributions	–	6,698,611
Redeemed	(17,479,937)	(22,730,075)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(6,124,863)	25,653,158

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$1,935,211	$2,480,706
Net Realized Gain (Loss)	42,225,038	10,939,216
Net Change in Unrealized Appreciation (Depreciation)	(7,898,232)	29,071,111
Net Increase in Net Assets Resulting From Operations	36,262,017	42,491,033
Distributions:
Institutional Class Shares	–	(12,120,484)
Total Distributions	–	(12,120,484)
Capital Share Transactions:
Institutional Class Shares
Issued	27,379,209	30,583,801
Reinvestment of Distributions	–	12,120,484
Redeemed	(9,944,827)	(71,785,900)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	17,434,382	(29,081,615)
Total Increase in Net Assets	53,696,399	1,288,934
Net Assets:
Beginning of Year/Six Month Period	123,353,406	122,064,472
End of Year/Six Month Period	$177,049,805	$123,353,406
Shares Transactions:
Institutional Class Shares
Issued	1,914,281	2,724,692
Reinvestment of Distributions	–	930,742
Redeemed	(648,174)	(6,064,401)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	1,266,107	(2,408,967)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$47,102	$68,603
Net Realized Gain (Loss)	1,023,701	262,799
Net Change in Unrealized Appreciation (Depreciation)	336,501	547,084
Net Increase in Net Assets Resulting From Operations	1,407,304	878,486
Distributions:
Institutional Class Shares	–	(298,971)
Total Distributions	–	(298,971)
Capital Share Transactions:
Institutional Class Shares
Issued	1,562,371	4,864,677
Reinvestment of Distributions	–	298,970
Redeemed	(2,052,281)	(507,312)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(489,910)	4,656,335
Total Increase in Net Assets	917,394	5,235,850
Net Assets:
Beginning of Year/Six Month Period	6,418,114	1,182,264
End of Year/Six Month Period	$7,335,508	$6,418,114
Shares Transactions:
Institutional Class Shares
Issued	122,869	441,310
Reinvestment of Distributions	–	24,755
Redeemed	(157,069)	(41,844)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(34,200)	424,221

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$14.01		$10.17	$9.72	$8.61	$9.05	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.20		0.37	0.28	0.29	0.38	0.23
Net Realized and Unrealized Gain (Loss)	5.99		4.42	0.52	1.15	(0.49)	(1.08)
Total from Investment Operations	6.19		4.79	0.80	1.44	(0.11)	(0.85)
Dividends and Distributions:
Net Investment Income	—		(0.46)	(0.35)	(0.33)	(0.33)	(0.09)
Capital Gains	—		(0.49)	—	—	—	(0.01)
Return of Capital	—		—	— ^	—	—	—
Total Dividends and Distributions	—		(0.95)	(0.35)	(0.33)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$20.20		$14.01	$10.17	$9.72	$8.61	$9.05
Total Return†	44.18%		47.21%	8.18%	16.74%	(1.19)%	(8.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,108,210		$1,547,752	$862,445	$566,522	$427,811	$179,438
Ratio of Net Expenses to Average Net Assets	0.80	%††	0.82%	0.84%	0.87%	0.90%	0.90%††
Ratio of Gross Expenses to Average Net Assets	0.80	%††	0.82%	0.84%	0.85%	0.88%	1.19%††
Ratio of Net Investment Income to Average Net Assets	2.32	%††	2.95%	2.77%	3.09%	4.45%	4.24%††
Portfolio Turnover Rate‡	54%		33%	32%	26%	35%	17%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

^	Amount is less than $0.005 per share.

(1)	Commenced operations on June 3, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$12.97		$10.24	$10.42	$8.56	$9.23	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.19		0.24	0.27	0.23	0.29	0.12
Net Realized and Unrealized Gain (Loss)	3.27		3.81	(0.15)	1.75	(0.65)	(0.84)
Total from Investment Operations	3.46		4.05	0.12	1.98	(0.36)	(0.72)
Dividends and Distributions:
Net Investment Income	—		(0.31)	(0.17)	(0.12)	(0.31)	(0.05)
Capital Gains	—		(1.01)	(0.13)	—	—	—
Total Dividends and Distributions	—		(1.32)	(0.30)	(0.12)	(0.31)	(0.05)
Net Asset Value, End of Year/Period	$16.43		$12.97	$10.24	$10.42	$8.56	$9.23
Total Return†	26.68%		39.66%	1.15%	23.09%	(3.88)%	(7.21)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$177,050		$123,353	$122,064	$16,928	$3,127	$3,474
Ratio of Net Expenses to Average Net Assets	0.75	%††	0.75%	0.75%	0.75%	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	0.76	%††	0.83%	0.92%	4.16%	6.39%	17.78%††
Ratio of Net Investment Income to Average Net Assets	2.57	%††	2.03%	2.48%	2.34%	3.44%	2.23%††
Portfolio Turnover Rate‡	65%		58%	38%	64%	46%	10%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Commenced operations on June 3, 2021.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Year or Period

	Institutional Class Shares
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Year/Period	$12.00		$10.70	$11.03	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.09		0.21	0.23	0.07
Net Realized and Unrealized Gain	2.57		1.69	0.47	1.03
Total from Investment Operations	2.66		1.90	0.70	1.10
Dividends and Distributions:
Net Investment Income	—		(0.13)	(0.22)	(0.07)
Capital Gains	—		(0.47)	(0.81)	—
Total Dividends and Distributions	—		(0.60)	(1.03)	(0.07)
Net Asset Value, End of Year/Period	$14.66		$12.00	$10.70	$11.03
Total Return†	22.17%		17.76%	6.46%	11.01%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$7,336		$6,418	$1,182	$1,110
Ratio of Net Expenses to Average Net Assets	0.65	%††	0.65%	0.65%	0.65%††
Ratio of Gross Expenses to Average Net Assets	3.16	%††	4.97%	19.09%	25.73%††
Ratio of Net Investment Income to Average Net Assets	1.40	%††	1.84%	2.02%	2.17%††
Portfolio Turnover Rate‡	60%		88%	59%	17%

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Commenced operations on August 31, 2023.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”), the ARGA International Value Fund (the “International Value Fund”) and the ARGA Value Fund (the “Value Fund”); collectively known as the ARGA Funds (the “Funds”). The investment objective of the Funds is to seek to provide long-term capital appreciation. Each of the Funds is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as the investment adviser to each of the Funds. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended June 30, 2026, ARGA Emerging Markets Value Fund has accrued foreign tax in the amount of $1,821,821 as presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Segment Reporting — An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective strategy which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended June 30, 2026, ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $575,861, $51,321 and $49,589 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the six months ended June 30, 2026, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $148,328, $15,238 and $661 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the six months ended June 30, 2026, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $27,175, $11,579 and $10,272 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70%, 0.60% and 0.50%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2027. Refer to Waiver of Investment Advisory Fees and Waiver - Reimbursement from Adviser on the Statements of Operations for fees waived for the six months ended June 30, 2026.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%
ARGA Value Fund	0.65%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on June 30, 2026.

As of June 30, 2026, fees that were previously waived by the Adviser, which may be subject to possible future recapture to the Adviser are as follows:

Period	Subject to Repayment until June 30:	ARGA Emerging Markets Value Fund	ARGA International Value Fund
2024	2027	$—	$147,812
2025	2028	—	98,397
2026	2029	—	83,027
		$—	$329,236

Period	Subject to Repayment until June 30:	ARGA Value Fund
2024	2027	$213,865
2025	2028	156,195
2026	2029	174,219
		$544,279

For the six months ended June 30, 2026, the Funds did not recapture any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

6. Investment Transactions:

For the six months ended June 30, 2026, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$955,138,336	$1,078,087,810
ARGA International Value Fund	114,104,103	97,144,119
ARGA Value Fund	3,992,085	4,327,351

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions paid during the year or period ended December 31, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
ARGA Emerging Markets Value Fund
2025	$70,679,832	$29,974,049	$—	$100,653,881
2024	28,842,447	—	39,537	28,881,984
ARGA International Value Fund
2025	7,086,903	5,033,581	—	12,120,484
2024	3,314,916	223,908	—	3,538,824
ARGA Value Fund
2025	246,859	52,112	—	298,971
2024	105,350	—	—	105,350

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging Markets Value Fund	ARGA International Value Fund	ARGA Value Fund
Undistributed Ordinary Income	$17,357,954	$1,475,047	$60,543
Undistributed Long-Term Capital Gains	18,076,910	1,348,834	26,345
Unrealized Appreciation	366,750,009	19,614,858	562,243
Other Temporary Differences	(5)	(1)	1

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

	ARGA Emerging Markets Value Fund	ARGA International Value Fund	ARGA Value Fund
Total Distributable Earnings (Accumulated Losses)	$402,184,868	$22,438,738	$649,132

Post October losses represent losses realized on investment transactions from November 1, 2025 through December 31, 2025, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

During the year ended December 31, 2025, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

ARGA Emerging Markets Value Fund Short-term loss 5,588,153

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at June 30, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
ARGA Emerging Markets Value Fund
	$1,666,137,583	$454,269,316	$(110,818,616)	$343,450,700
ARGA International Value Fund
	162,797,327	22,081,593	(9,012,453)	13,069,140
ARGA Value Fund
	6,368,575	1,109,035	(206,551)	902,484

8. Concentration of Shareholders:

At June 30, 2026, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding were as follows:

	No. of Shareholders	% Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	2	71%
ARGA International Value Fund, Institutional Shares	2	92%
ARGA Value Fund, Institutional Shares	2	100%

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Frontier Markets Risk — Frontier markets are inherently riskier than developed and advanced emerging markets, given the earlier stage of their economic and capital market development. Given the more limited investment flows, frontier markets tend to be less liquid than their developed and emerging market peers. Frontier markets carry higher governance risk, political instability, capital control risk and foreign exchange risk.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector and Industry Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Sustainablility Risk — The Fund may purchase and hold securities that present sustainability risks. The evaluation of sustainability factors is often subjective and the Adviser may not identify or evaluate every relevant sustainability factor with respect to every investment. As a result, the sustainability evaluation performed by the Adviser may differ from the evaluations made by other investment advisers and may not reflect the beliefs or values of any particular investor. While the adviser may engage with companies on sustainability factors and related concerns as deemed appropriate, such engagement may not always yield positive outcomes and the adviser makes no representation that any change or improvement in a company’s sustainability or related issues is or was a direct result of adviser’s engagement. In addition, the evaluation of sustainability risks and opportunities and implementation of applicable sustainability-related investment restrictions (i.e., screens) rely on the availability of timely, complete and accurate sustainability data being reported by issuers and/or third-party research providers, and sustainability-related data is often based on estimates or assumptions. The Adviser’s ability to evaluate and assess sustainability risks and opportunities and the successful implementation of applicable sustainability-related investment restrictions may be limited or compromised to the extent relevant data is unavailable or inaccurate. The Adviser evaluates sustainability factors that lead to potential risks or opportunities, in the same way as other financial factors. As a result, the integration of any such factor, including sustainability may lead the Fund to perform differently compared to accounts that do not integrate sustainability factors.

Valuation Risk — The sales price the Fund could receive for any particular portfolio investment may differ from the valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received 8 if the security was not fair-valued or if it was valued using a different valuation methodology.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Rights and Warrants Risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 19–20, 2026 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS JUNE 30, 2026 (UNAUDITED)

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

ARGA Funds

P.O. Box 588

 Portland, ME 04112

1- 866-234-2742

Investment Adviser:

 ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

 Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

 One Freedom Valley Drive

Oaks, PA 19456

Distributor:

 SEI Investments Distribution Co.

 One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

 Morgan, Lewis & Bockius LLP

 2222 Market Street

 Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

 Ernst & Young LLP

One Commerce Square

 2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-SA-001-0600

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Not applicable.

(a)(3)    A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)    Not applicable.

(a)(5)    Not applicable.

(b)        Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2026